FINANCIAL INSTRUMENTS (Details 1) $ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2017 CAD ($)
IfrsStatementLineItems [Line Items]
Accounts payable	$ 1	$ 1
Current debt facilities	6,587	7,143
Credit facility	628	$ 0	$ 850	$ 20,000
Carrying amount [member]
IfrsStatementLineItems [Line Items]
Accounts payable	4,942
Current debt facilities	6,587
Credit facility	628
Other long-term liabilities	(1,952)
Total	14,109
Contractual Cash Flows [Member]
IfrsStatementLineItems [Line Items]
Accounts payable	(4,942)
Current debt facilities	(8,822)
Credit facility	(628)
Other long-term liabilities	2,120
Total	(16,512)
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Accounts payable	(4,942)
Current debt facilities	(8,822)
Credit facility	(628)
Other long-term liabilities	513
Total	(14,905)
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Accounts payable
Current debt facilities
Other long-term liabilities	480
Total	(480)
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Accounts payable
Current debt facilities
Other long-term liabilities	486
Total	(486)
Later Than Three Years And Not Later Than Six Years [Member]
IfrsStatementLineItems [Line Items]
Accounts payable
Current debt facilities
Other long-term liabilities	641
Total	$ (641)